Fees Summary	Mar. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,300,020
Previously Paid Amount	0.00
Total Fee Amount	1,008.13
Total Offset Amount	0.00
Net Fee	1,008.13
Narrative - Max Aggregate Offering Price	$ 7,300,020
Final Prospectus	true